Financial Instruments - Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax (Detail) $ in Millions	9 Months Ended
Sep. 30, 2023 CAD ($) $ / bbl
Western Canadian Select Forward Pricing
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity price range | $ / bbl	10.00
West Texas Intermediate Option Volatility
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Sensitivity range	10.00%
Foreign Exchange Volatility Rate
Disclosure Of Sensitivity Of Fair Value Measurement To Changes In Unobservable Inputs Liabilities [Line Items]
Increase in volatility	$ 0
Decrease in volatility	$ 0
Sensitivity range	5.00%